UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021

13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500

Signature, Place and Date of Signing:


  /s/ Janice Bennett           New York, New York            February 14, 2007
----------------------     --------------------------      ---------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           75

Form 13F Information Table Value Total:     $165,946 (in thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                                          December 31, 2006
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COL 7       COLUMN 8

                                                             VALUE       SHRS OR SH/ PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)     PRN AMT PRN CALL   DISCRETION   MANRS  SOLE SHARED  NONE
--------------                 --------------   -----       --------     ------- --- ----   ----------   -----  ---- ------  ----
3M CO                          COM              88579Y101    1,376,166    17,659 SH            SOLE       NONE   0     0      17,659
AEGON N V                      ORD AMER REG     007924103      194,351    10,256 SH            SOLE       NONE   0     0      10,256
AFLAC INC                      COM              001055102    4,718,312   102,572 SH            SOLE       NONE   0     0     102,572
ALTRIA GROUP INC               COM              02209S103    5,123,454    59,700 SH            SOLE       NONE   0     0      59,700
AMERICAN EXPRESS CO            COM              025816109    5,910,107    97,414 SH            SOLE       NONE   0     0      97,414
AMERICAN INTL GROUP INC        COM              026874107    4,999,432    69,766 SH            SOLE       NONE   0     0      69,766
AMERIPRISE FINL INC            COM              03076C106      805,347    14,777 SH            SOLE       NONE   0     0      14,777
AT&T INC                       COM              00206R102    3,810,734   106,594 SH            SOLE       NONE   0     0     106,594
BANK OF AMERICA CORPORATION    COM              060505104      277,842     5,204 SH            SOLE       NONE   0     0       5,204
BANKRATE INC                   COM              06646V108    1,745,700    46,000 SH            SOLE       NONE   0     0      46,000
BELO CORP                      COM SER A        080555105      918,500    50,000 SH            SOLE       NONE   0     0      50,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    1,429,870        13 SH            SOLE       NONE   0     0          13
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    2,078,622       567 SH            SOLE       NONE   0     0         567
BP PLC                         SPONSORED ADR    055622104    3,354,530    49,993 SH            SOLE       NONE   0     0      49,993
BRIGGS & STRATTON CORP         COM              109043109      512,993    19,035 SH            SOLE       NONE   0     0      19,035
BRISTOL MYERS SQUIBB CO        COM              110122108      457,968    17,400 SH            SOLE       NONE   0     0      17,400
BURLINGTON NORTHN SANTE FE C   COM              12189T104      590,480     8,000 SH            SOLE       NONE   0     0       8,000
CANADIAN NATL RY CO            COM              136375102      408,785     9,500 SH            SOLE       NONE   0     0       9,500
CARNIVAL CORP                  PAIRED CTF       143658300    4,563,122    93,030 SH            SOLE       NONE   0     0      93,030
CATERPILLAR INC DEL            COM              149123101    1,575,690    25,692 SH            SOLE       NONE   0     0      25,692
CBS CORP NEW                   CL B             124857202    1,604,086    51,446 SH            SOLE       NONE   0     0      51,446
CHEVRON CORP NEW               COM              166764100    3,715,691    50,533 SH            SOLE       NONE   0     0      50,533
CHUBB CORP                     COM              171232101    4,748,355    89,744 SH            SOLE       NONE   0     0      89,744
CISCO SYS INC                  COM              17275R102      298,662    10,928 SH            SOLE       NONE   0     0      10,928
CITIGROUP INC                  COM              172967101    6,386,339   114,656 SH            SOLE       NONE   0     0     114,656
COCA COLA CO                   COM              191216100    1,160,943    24,061 SH            SOLE       NONE   0     0      24,061
COMCAST CORP NEW               CL A             20030N101      671,735    15,869 SH            SOLE       NONE   0     0      15,869
CONOCOPHILLIPS                 COM              20825C104    1,279,847    17,788 SH            SOLE       NONE   0     0      17,788
DEERE & CO                     COM              244199105    3,156,324    33,200 SH            SOLE       NONE   0     0      33,200
DEVON ENERGY CORP NEW          COM              25179M103      939,120    14,000 SH            SOLE       NONE   0     0      14,000
DISNEY WALT CO                 COM DISNEY       254687106      438,725    12,802 SH            SOLE       NONE   0     0      12,802
DOVER CORP                     COM              260003108    3,679,490    75,061 SH            SOLE       NONE   0     0      75,061
DOW CHEM CO                    COM              260543103      303,240     7,600 SH            SOLE       NONE   0     0       7,600
DU PONT E I DE NEMOURS & CO    COM              263534109      241,991     4,968 SH            SOLE       NONE   0     0       4,968
EMERSON ELEC CO                COM              291011104      422,294     9,578 SH            SOLE       NONE   0     0       9,578
EXXON MOBIL CORP               COM              30231G102   17,004,044   221,898 SH            SOLE       NONE   0     0     221,898
GEMSTAR-TV GUIDE INTL INC      COM              36866W106      230,579    57,501 SH            SOLE       NONE   0     0      57,501
GENERAL ELECTRIC CO            COM              369604103    5,437,423   146,128 SH            SOLE       NONE   0     0     146,128
INTEL CORP                     COM              458140100      226,800    11,200 SH            SOLE       NONE   0     0      11,200
INTERNATIONAL BUSINESS MACHS   COM              459200101      403,173     4,150 SH            SOLE       NONE   0     0       4,150
JOHNSON & JOHNSON              COM              478160104    2,549,296    38,614 SH            SOLE       NONE   0     0      38,614
LEHMAN BROS HLDGS INC          COM              524908100    1,156,176    14,800 SH            SOLE       NONE   0     0      14,800
LOEWS CORP                     COM              540424108      268,684     6,479 SH            SOLE       NONE   0     0       6,479
MCGRAW HILL COS INC            COM              580645109      300,648     4,420 SH            SOLE       NONE   0     0       4,420
MELLON FINL CORP               COM              58551A108      896,404    21,267 SH            SOLE       NONE   0     0      21,267
MERCK & CO INC                 COM              589331107    2,147,300    49,250 SH            SOLE       NONE   0     0      49,250
MICROSOFT CORP                 COM              594918104      222,278     7,444 SH            SOLE       NONE   0     0       7,444
MORGAN STANLEY                 COM NEW          617446448    2,030,294    24,933 SH            SOLE       NONE   0     0      24,933
MOTOROLA INC                   COM              620076109      250,174    12,168 SH            SOLE       NONE   0     0      12,168
NEWS CORP                      CL B             65248E203    2,357,334   105,900 SH            SOLE       NONE   0     0     105,900
NORTHEAST UTILS                COM              664397106      281,600    10,000 SH            SOLE       NONE   0     0      10,000
NORTHERN TR CORP               COM              665859104    1,601,609    26,390 SH            SOLE       NONE   0     0      26,390
NUCOR CORP                     COM              670346105      370,813     6,784 SH            SOLE       NONE   0     0       6,784
PEPSICO INC                    COM              713448108      785,315    12,555 SH            SOLE       NONE   0     0      12,555
PFIZER INC                     COM              717081103    3,261,613   125,931 SH            SOLE       NONE   0     0     125,931
POTASH CORP SASK INC           COM              73755L107    5,394,991    37,601 SH            SOLE       NONE   0     0      37,601
PROCTER & GAMBLE CO            COM              742718109    5,190,831    80,766 SH            SOLE       NONE   0     0      80,766
QUALCOMM INC                   COM              747525103      566,850    15,000 SH            SOLE       NONE   0     0      15,000
REGIS CORP MINN                COM              758932107    7,219,134   182,578 SH            SOLE       NONE   0     0     182,578
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    3,608,874    50,980 SH            SOLE       NONE   0     0      50,980
SCHLUMBERGER LTD               COM              806857108    3,357,838    53,164 SH            SOLE       NONE   0     0      53,164
SIGMA ALDRICH CORP             COM              826552101    4,941,826   127,170 SH            SOLE       NONE   0     0     127,170
STATE STR CORP                 COM              857477103      418,128     6,200 SH            SOLE       NONE   0     0       6,200
TIME WARNER INC                COM              887317105    3,774,126   173,284 SH            SOLE       NONE   0     0     173,284
TYCO INTL LTD NEW              COM              902124106    4,887,286   160,766 SH            SOLE       NONE   0     0     160,766
US BANCORP DEL                 COM NEW          902973304      660,106    18,240 SH            SOLE       NONE   0     0      18,240
UNITED TECHNOLOGIES CORP       COM              913017109      275,088     4,400 SH            SOLE       NONE   0     0       4,400
VERIZON COMMUNICATIONS         COM              92343V104      472,427    12,686 SH            SOLE       NONE   0     0      12,686
VERTRUE INC                    COM              92534N101      384,100    10,000 SH            SOLE       NONE   0     0      10,000
VIACOM INC NEW                 CL B             92553P201    1,979,533    48,246 SH            SOLE       NONE   0     0      48,246
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      512,791    18,459 SH            SOLE       NONE   0     0      18,459
WACHOVIA CORP 2ND NEW          COM              929903102      678,616    11,916 SH            SOLE       NONE   0     0      11,916
WELLS FARGO & CO NEW           COM              949746101    1,534,627    43,156 SH            SOLE       NONE   0     0      43,156
WILMINGTON TRUST CORP          COM              971807102    4,107,991    97,415 SH            SOLE       NONE   0     0      97,415
WYETH                          COM              983024100      300,428     5,900 SH            SOLE       NONE   0     0       5,900



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